DWS Tax-Exempt Portfolio Expense Example - Tax Exempt Cash Managed Shares [Member] - DWS Tax-Exempt Portfolio - Tax-Exempt Cash Managed Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	$ 665